Investments (Investment Income (Loss), Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments
Gains on sales and exchanges of investments, net	$ 30	$ 41	$ 13
Investment impairment losses	(24)	(5)	(24)
Unrealized gains (losses) on securities underlying prepaid forward sale agreements	1,159	192	874
Mark to market adjustments on derivative component of prepaid forward sale agreements and indexed debt instruments	(1,071)	(119)	(665)
Interest and dividend income	119	110	94
Other, net	6	(60)	(4)
Investment income (loss), net	$ 219	$ 159	$ 288